Commitments and Contingencies - Schedule of Amounts Recognized in the Consolidated Balance Sheet (Details)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Amounts Recognized in the Consolidated Balance Sheet [Abstract]
Right-of-use assets			$ 85,477
Operating lease liabilities
Current			87,972
Non-current
Total			$ 87,972